Other Assets - Additional Information (Detail) (TransUnion Corp-Successor, USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2012
TransUnion Corp-Successor
Other Assets [Line Items]
Investments in affiliated companies increased	$ 45.9
Deferred financing fees	$ 23.7